UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08390

Cash Management Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31*

Date of reporting period:	January 31, 2007

* The fiscal year end of the Portfolio was recently changed from December 31 to October 31.

Item 1. Schedule of Investments

Cash Management Portfolio                                                                                                           as of January 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Commercial Paper — 86.1%

Principal
Amount
(000’s omitted)	Security	Value
Automotive — 2.7%
$15,800	American Honda Motor Corp., 5.26%, 3/19/07	$15,693,807
30,000	Toyota Motor Credit Co., 5.25%, 3/23/07	29,781,250
		$45,475,057
Banks and Money Services — 67.1%
$38,000	American Express Co., 5.27%, 2/15/07	$37,922,121
23,900	Barclays U.S. Funding, LLC, 5.245%, 2/20/07	23,833,840
18,000	Barclays U.S. Funding, LLC, 5.25%, 2/14/07	17,965,875
25,600	Barclays U.S. Funding, LLC, 5.25%, 3/20/07	25,424,533
17,660	Barclays U.S. Funding, LLC, 5.27%, 3/14/07	17,554,006
8,500	Barton Capital Corp., LLC, 5.26%, 3/9/07 (1)	8,455,290
10,002	Barton Capital Corp., LLC, 5.27%, 2/12/07 (1)	9,985,894
50,000	Barton Capital Corp., LLC, 5.27%, 2/13/07 (1)	49,912,167
25,000	BNP Paribas Finance, Inc., 5.25%, 2/14/07	24,952,604
12,200	CAFCO, LLC, 5.25%, 2/12/07 (1)	12,180,429
38,500	CAFCO, LLC, 5.25%, 2/22/07 (1)	38,382,094
16,000	CAFCO, LLC, 5.27%, 2/9/07 (1)	15,981,262
50,000	CIESCO, LLC, 5.25%, 3/22/07 (1)	49,642,708
17,500	CIT Group, Inc., 5.25%, 4/16/07 (1)	17,311,146
25,000	CIT Group, Inc., 5.26%, 3/7/07 (1)	24,875,806
13,726	Countrywide Financial Corp., 5.30%, 2/1/07	13,726,000
23,000	CRC Funding, LLC, 5.25%, 3/6/07 (1)	22,889,313
11,600	CRC Funding, LLC, 5.25%, 3/9/07 (1)	11,539,100
19,000	CRC Funding, LLC, 5.26%, 2/21/07 (1)	18,944,478
25,000	CRC Funding, LLC, 5.28%, 2/12/07 (1)	24,959,667
10,000	Fortis Funding, LLC, 5.255%, 2/9/07 (1)	9,988,322
50,000	Fortis Funding, LLC, 5.26%, 2/1/07 (1)	50,000,000
75,000	HSBC Finance Corp., 5.27%, 2/9/07	74,912,167
30,000	ING (U.S.) Funding, LLC, 5.245%, 2/22/07	29,908,212
10,647	ING (U.S.) Funding, LLC, 5.25%, 2/9/07	10,634,579
9,800	ING (U.S.) Funding, LLC, 5.26%, 2/8/07	9,789,977
35,050	ING (U.S.) Funding, LLC, 5.27%, 3/21/07	34,803,715
30,000	Kittyhawk Funding Corp., 5.27%, 2/28/07 (1)	29,881,425
27,000	Kittyhawk Funding Corp., 5.26%, 2/12/07 (1)	26,956,605
35,000	Old Line Funding Corp., LLC, 5.25%, 2/15/07 (1)	34,928,542
19,095	Old Line Funding Corp., LLC, 5.26%, 2/20/07 (1)	19,041,990
23,000	Old Line Funding Corp., LLC, 5.26%, 2/14/07 (1)	22,956,313
60,000	Prudential Funding, 5.25%, 2/15/07 (1)	59,877,500
19,000	Ranger Funding Co., LLC, 5.25%, 3/5/07 (1)	18,911,333
25,000	Ranger Funding Co., LLC, 5.26%, 2/6/07 (1)	24,981,736
8,875	Ranger Funding Co., LLC, 5.26%, 2/27/07 (1)	8,841,285
25,000	Ranger Funding Co., LLC, 5.28%, 2/14/07 (1)	24,952,333

$25,000	Sheffield Receivables Corp., 5.26%, 2/2/07 (1)	$24,996,347
32,185	Sheffield Receivables Corp., 5.26%, 2/27/07 (1)	32,062,733
1,000	Societe Generale N.A., 5.25%, 2/16/07	997,812
33,871	UBS Finance Delaware, LLC, 5.24%, 3/2/07	33,728,027
25,000	UBS Finance Delaware, LLC, 5.26%, 2/5/07	24,985,389
33,000	Yorktown Capital, LLC, 5.26%, 2/13/07 (1)	32,942,140
11,800	Yorktown Capital, LLC, 5.27%, 2/5/07 (1)	11,793,090
15,000	Yorktown Capital, LLC, 5.27%, 2/28/07 (1)	14,940,713
8,000	Yorktown Capital, LLC, 5.27%, 3/7/07 (1)	7,960,182
		$1,142,210,800
Electric Utilities — 0.7%
$12,450	General Electric Capital Corp., 5.25%, 2/9/07	$12,435,475
		$12,435,475
Entertainment — 1.0%
$5,828	Disney (Walt) Co., 5.29%, 2/9/07	$5,821,149
11,800	Disney (Walt) Co., 5.30%, 2/5/07	11,793,051
		$17,614,200
Household Products — 2.5%
$2,460	Fortune Brands, Inc., 5.35%, 2/7/07 (1)	$2,457,806
30,000	Procter & Gamble Co., 5.26%, 2/14/07 (1)	29,943,017
11,000	Procter & Gamble Co., 5.27%, 2/14/07 (1)	10,979,066
		$43,379,889
Insurance — 3.2%
$30,000	Metropolitan-Life Funding, Inc., 5.25%, 2/15/07	$29,938,750
25,000	New York Life Capital Corp., 5.26%, 2/5/07 (1)	24,985,389
		$54,924,139
Machinery — 4.6%
$64,000	Eaton Corp., 5.25%, 3/22/07 (1)	$63,542,667
14,000	Ingersoll-Rand Co. Ltd., 5.32%, 2/12/07 (1)	13,977,242
		$77,519,909
Telecommunications — 4.3%
$3,824	AT&T Inc., 5.25%, 3/5/07 (1)	$3,806,155
23,850	AT&T Inc., 5.26%, 3/20/07 (1)	23,686,217
37,150	AT&T Inc., 5.26%, 3/29/07 (1)	36,846,030
9,000	Motorola, Inc., 5.28%, 2/12/07	8,985,480
		$73,323,882
Total Commercial Paper (amortized cost $1,466,883,351)		$1,466,883,351

Corporate Bonds & Notes — 6.2%

Principal
Amount
(000’s omitted)	Security	Value
Banks and Money Services — 5.0%
$70,000	American General Finance Corp., ECN, 5.29%, 2/26/07 (1)	$69,742,847
16,000	Diageo Capital PLC, 3.50%, 11/19/07	15,874,371
		$85,617,218
Chemicals — 0.1%
$1,700	Praxair Inc., 6.625%, 10/15/07	$1,747,954
		$1,747,954
Insurance — 0.2%
$2,550	Ace Ltd., 6.00%, 4/1/07	$2,603,250
		$2,603,250
Telecommunications — 0.9%
$16,000	Vodafone Group PLC, 3.95%, 1/30/08	$15,779,424
		$15,779,424
Total Corporate Bonds & Notes (amortized cost $105,747,846)		$105,747,846

Variable Rate Demand Obligations — 0.5%

Principal
Amount
(000’s omitted)	Security	Value
General Obligations — 0.5%
$8,000	Miami, FL (MBIA), (Liq: Wachovia Bank), 5.28%, 12/1/25	$8,000,000
		$8,000,000
Total Variable Rate Demand Obligations (amortized cost $8,000,000)		$8,000,000

U.S. Government Agency Obligations — 1.1%

Principal
Amount
(000’s omitted)	Security	Value
$2,000	FHLB, 5.30%, 11/1/07	$2,000,000
16,000	FHLMC, 5.35%, 11/21/07	16,000,000
Total U.S. Government Agency Obligations (amortized cost, $18,000,000)		$18,000,000

Time Deposits — 6.1%

Principal
Amount
(000’s omitted)	Description	Value
$25,696	Investors Bank and Trust Company Time Deposit, 5.28%, 2/1/07	$25,696,000
35,000	Societe Generale Time Deposit, 5.29%, 2/1/07	35,000,000
44,000	Societe Generale Time Deposit, 5.42%, 1/16/08	44,000,000
Total Time Deposits (at amortized cost, $104,696,000)		$104,696,000
Total Investments — 100.0%
(amortized cost $1,703,327,197) (2)		$1,703,327,197
Other Assets, Less Liabilities — (0.0)%		$(18,445)
Net Assets — 100.0%		$1,703,308,752

ECN	—	Extendible Commercial Note
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corporation (Freddie Mac)
Liq	—	Liquidity Provider
MBIA	—	Municipal Bond Insurance Association

Securities issued by Freddie Mac or Federal Home Loan Bank are not issued or insured by the U.S. Government.

(1)

A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid. This security may be resold in transactions exempt from registration or to the public if the security is registered. All such securities held have been deemed by the Portfolio’s Trustees to be liquid and were purchased with the expectation that resale would not be necessary.

(2)	Cost for federal taxes is the same.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cash Management Portfolio

By:	/s/ Elizabeth S. Kenyon
Elizabeth S. Kenyon
President and Principal Executive Officer

Date:	March 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Elizabeth S. Kenyon
Elizabeth S. Kenyon
President and Principal Executive Officer

Date:	March 26, 2007

By:	/s/ Kristin S. Anagnost
Kristin S. Anagnost
Treasurer and Principal Financial Officer

Date:	March 26, 2007